CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 3,252	$ 2,870
Financial assets	1,139	1,979
Accounts and other receivable, net	5,558	6,401
Inventory, net	3,665	5,186
Other assets	1,271	1,858
Current Assets	14,885	18,294
Non-Current Assets
Financial assets	12,037	10,929
Accounts and other receivable, net	1,005	877
Other assets	385	515
Property, plant and equipment	15,724	15,893
Deferred income tax assets	1,220	1,245
Intangible assets	20,846	23,953
Equity accounted investments	2,154	2,065
Goodwill	14,129	15,479
Total assets	82,385	89,250
Current Liabilities
Accounts payable and other	11,598	12,919
Non-recourse borrowings in subsidiaries of the partnership	2,757	3,758
Current Liabilities	14,355	16,677
Non-Current Liabilities
Accounts payable and other	6,780	7,511
Corporate borrowings	1,440	2,100
Non-recourse borrowings in subsidiaries of the partnership	38,052	40,835
Deferred income tax liabilities	3,226	3,698
Total liabilities	63,853	70,821
Equity
Limited partners	1,909	1,408
Non-controlling interests attributable to:
Redemption-exchange units	1,792	1,318
Special limited partner	0	0
BBUC exchangeable shares	1,875	1,378
Preferred securities	740	1,490
Interest of others in operating subsidiaries	12,216	12,835
Total equity	18,532	18,429
Total liabilities and equity	$ 82,385	$ 89,250